intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2018
intangible assets and goodwill
Schedule of intangible assets and goodwill

	Intangible assets subject to amortization					Intangible
	Customer contracts,		Access to			assets with			Total
	related customer		rights- of-	Assets		indefinite lives	Total		intangible
	relationships and		way and	under		Spectrum	intangible		assets and
(millions)	subscriber base	Software	other	construction	Total	licences	assets	Goodwill [1]	goodwill
At cost
As at January 1, 2017	$485	$4,295	$93	$212	$5,085	$8,693	$13,778	$4,151	$17,929
Additions	—	74	5	538	617	—	617	—	617
Additions arising from business acquisitions	134	101	—	—	235	—	235	452	687
Dispositions, retirements and other	(61)	(209)	(1)	—	(271)	—	(271)	—	(271)
Assets under construction put into service	—	406	—	(406)	—	—	—	—	—
Net foreign exchange differences	—	—	—	—	—	—	—	(3)	(3)
As at December 31, 2017	558	4,667	97	344	5,666	8,693	14,359	4,600	18,959
Additions	—	69	5	582	656	1	657	—	657
Additions arising from business acquisitions (b)	219	19	—	—	238	—	238	456	694
Dispositions, retirements and other	(138)	(248)	1	—	(385)	—	(385)	—	(385)
Assets under construction put into service	—	585	—	(585)	—	—	—	—	—
Net foreign exchange differences	(1)	—	—	—	(1)	—	(1)	41	40
As at December 31, 2018	$638	$5,092	$103	$341	$6,174	$8,694	$14,868	$5,097	$19,965
Accumulated amortization
As at January 1, 2017	$323	$3,032	$59	$—	$3,414	$—	$3,414	$364	$3,778
Amortization	48	500	4	—	552	—	552	—	552
Dispositions, retirements and other	(61)	(202)	(2)	—	(265)	—	(265)	—	(265)
As at December 31, 2017	310	3,330	61	—	3,701	—	3,701	364	4,065
Amortization	56	538	4	—	598	—	598	—	598
Dispositions, retirements and other	(140)	(247)	—	—	(387)	—	(387)	—	(387)
As at December 31, 2018	$226	$3,621	$65	$—	$3,912	$—	$3,912	$364	$4,276
Net book value
As at December 31, 2017	$248	$1,337	$36	$344	$1,965	$8,693	$10,658	$4,236	$14,894
As at December 31, 2018	$412	$1,471	$38	$341	$2,262	$8,694	$10,956	$4,733	$15,689
1

Accumulated amortization of goodwill is amortization recorded prior to 2002; there are no accumulated impairment losses in the accumulated amortization of goodwill. The goodwill additions arising from business acquisitions for the year ended December 31, 2017, have been adjusted as set out in (c).

Summary of acquisition-date fair values assigned to the assets acquired and liabilities assumed

	Home and business security-related				TELUS Health-related
		Individually		Xavient	Medisys	Individually		Individually
	AlarmForce	immaterial		Information	Health	immaterial		immaterial
As at acquisition-date fair values (millions)	Industries	transactions	Total	Systems	Group Inc. [1]	transactions	Total	transactions	Total
Assets
Current assets
Cash	$—	$1	$1	$8	$3	$—	$3	$—	$12
Accounts receivable [2]	—	—	—	33	15	2	17	4	54
Other	1	—	1	3	2	—	2	—	6
	1	1	2	44	20	2	22	4	72
Non-current assets
Property, plant and equipment
Buildings and leasehold improvements	—	—	—	1	12	—	12	—	13
Other	1	—	1	5	3	—	3	4	13
Intangible assets subject to amortization [3]
Customer contracts and related customer relationships	13	13	26	100	72	10	82	11	219
Software	—	—	—	—	4	10	14	5	19
Other	—	—	—	4	1	—	1	—	5
	14	13	27	110	92	20	112	20	269
Total identifiable assets acquired	15	14	29	154	112	22	134	24	341
Liabilities
Current liabilities
Short-term borrowings	—	—	—	6	62	—	62	—	68
Accounts payable and accrued liabilities	—	—	—	29	13	—	13	4	46
Advance billings and customer deposits	1	1	2	—	5	1	6	1	9
Provisions	—	—	—	—	2	—	2	—	2
	1	1	2	35	82	1	83	5	125
Non-current liabilities
Provisions	—	—	—	—	1	—	1	—	1
Other long-term liabilities	—	—	—	2	8	—	8	—	10
Deferred income taxes	1	3	4	—	20	—	20	—	24
	1	3	4	2	29	—	29	—	35
Total liabilities assumed	2	4	6	37	111	1	112	5	160
Net identifiable assets acquired	13	10	23	117	1	21	22	19	181
Goodwill	55	47	102	244	83	16	99	11	456
Net assets acquired	$68	$57	$125	$361	$84	$37	$121	$30	$637
Acquisition effected by way of:
Cash consideration	$68	$54	$122	$125	$3	$29	$32	$11	$290
Accounts payable and accrued liabilities	—	3	3	15	2	3	5	—	23
Provisions	—	—	—	202	—	5	5	—	207
Issue of TELUS Corporation Common Shares	—	—	—	—	79	—	79	19	98
Issue of shares by a subsidiary to a non-controlling interest	—	—	—	19	—	—	—	—	19
	$68	$57	$125	$361	$84	$37	$121	$30	$637

1

The purchase price allocation, primarily in respect of customer contracts, related customer relationships and leasehold interests and deferred income taxes, had not been finalized as of the date of issuance of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of Medisys Health Group Inc.Upon having sufficient time to review the books and records of Medisys Health Group Inc.,we expect to finalize our purchase price allocation.

2

The fair value of accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimates at the acquisition dates of the contractual cash flows expected to be collected.

3

Customer contracts and customer relationships (including those related to customer contracts) are expected to be amortized over periods of 6 to 10 years; software is expected to be amortized over a period of 5 years.

Summary of pro forma information of business acquisition operating results

Year ended December 31, 2018 (millions except per share amounts)	As reported [1]	Pro forma [2]
Operating revenues	$14,368	$14,468
Net income	$1,624	$1,628
Net income per Common Share
Basic	$2.68	$2.68
Diluted	$2.68	$2.68
1

Operating revenues and net income for the year ended December 31, 2018, include: $17 and $NIL, respectively, in respect of AlarmForce Industries; $166 and $2, respectively, in respect of Xavient Information Systems; and $48 and $NIL, respectively, in respect of Medisys Health Group Inc.

2

Pro forma amounts for the year ended December 31, 2018, reflect the acquired businesses. The results of the acquired businesses have been included in our Consolidated statements of income and other comprehensive income effective the dates of acquisition.

Schedule of carrying values of intangible assets with indefinite lives and goodwill

	Intangible assets with
	indefinite lives		Goodwill		Total
As at December 31 (millions)	2018	2017	2018	2017 [1]	2018	2017
Wireless	$8,694	$8,693	$2,861	$2,860	$11,555	$11,553
Wireline	—	—	1,872	1,376	1,872	1,376
	$8,694	$8,693	$4,733	$4,236	$13,427	$12,929